NOTES PAYABLE	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE	NOTE 8. NOTES PAYABLE At March 31, 2022, the Company had a $250,000 note payable at 4% interest due October 28, 2022.

NOTE 6. NOTES PAYABLE – IN DEFAULT

At June 30, 2020, the Company had two notes payable in the amount of $530,000, with the following terms:

1.	The Batterfly Acquisition Note required the Company to make two payments of $250,000 on October 6, 2017 and February 13, 2017. Upon failure to pay the payment due, the balance began to accrue at 11% interest per annum.
2.	On July 14, 2016, the Company issued a new promissory note to NUWA Group, LLC (“NUWA”), from which the Company received $30,000 in gross proceeds, has a maturity date of October 14, 2016, and bears interest at 5% per annum. This promissory note does not have a conversion feature.

As of June 30, 2021, all of the above Notes Payable were settled with shares of the Company’s Common Stock.